Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(€ million)	2025	2024	2023
Cash	877	1,270	1,461
Cash equivalents(a)	6,780	6,171	7,249
Cash and cash equivalents	7,657	7,441	8,710
(a)As of December 31, 2025, cash equivalents mainly comprised the following: (i) €5,820 million invested in euro and US dollar denominated money-market mutual funds (December 31, 2024: €4,161 million; December 31, 2023: €5,349 million); and (ii) €270 million of term deposits (December 31,
2024: €1,293 million; December 31, 2023: €1,191 million). Cash equivalents also include €490 million held by captive insurance and reinsurance companies in accordance with insurance regulations (December 31, 2024: €446 million; December 31, 2023: €476 million).